Segment And Geographic Information (Tables)	12 Months Ended
Dec. 31, 2013
Segment And Geographic Information [Abstract]
Profit Or Loss And Assets For Reportable Segment

	For the fiscal year ended December 31,
	2013	2012	2011
Revenues:
Brazil.............................................................................................	$ 1,842,324	$1,797,556	$1,890,824
Caribbean division.........................................................................	830,447	754,730	663,981
NOLAD.........................................................................................	407,772	384,041	355,265
SLAD...........................................................................................	952,767	861,067	747,579
Total revenues.............................................................................	$ 4,033,310	$3,797,394	$3,657,649

Adjusted EBITDA:
Brazil.............................................................................................	$245,957	$240,954	$289,462
Caribbean division.........................................................................	67,180	69,109	53,754
NOLAD.........................................................................................	27,397	26,738	19,551
SLAD...........................................................................................	105,495	93,756	77,214
Total reportable segments...............................................................	446,029	430,557	439,981
Corporate and others (i).................................................................	(101,562)	(89,996)	(100,193)
Total adjusted EBITDA...................................................................	$344,467	$340,561	$339,788

20.Segment and geographic information (continued)

	For the fiscal year ended December 31,
	2013	2012	2011
Adjusted EBITDA reconciliation:

Total Adjusted EBITDA	$344,467	$340,561	$339,788

(Less) Plus items excluded from computation that affect operating income:
Depreciation and amortization	(114,860)	(92,328)	(68,971)
Compensation expense related to the award right granted to our CEO	-	-	(2,214)
Gains from sale of property and equipment	10,326	3,328	7,123
Write-offs of property and equipment	(6,489)	(4,259)	(3,570)
Impairment of long-lived assets	(2,958)	(1,982)	(1,715)
Impairment of goodwill	-	(683)	(2,077)
Incremental compensation expense related to ADBV long-term incentive plan	-	-	(10,526)
Stock-based compensation related to the special awards in connection with the initial public offering under the 2011 Plan	(1,964)	(7,997)	(5,703)
Cash bonus related to the initial public offering	-	-	(1,382)
Operating income	228,522	236,640	250,753

(Less) Plus:
Net interest expense	(88,156)	(54,247)	(60,749)
Loss from derivative instruments	(4,141)	(891)	(9,237)
Foreign currency exchange results	(38,783)	(18,420)	(23,926)
Other non-operating (expenses) income, net	(848)	(2,119)	3,562
Income tax expense	(42,722)	(46,375)	(44,603)
Net income attributable to non-controlling interests	(18)	(256)	(271)
Net income attributable to Arcos Dorados Holdings Inc.	$53,854	$114,332	$115,529

	For the fiscal year ended December 31,
	2013	2012	2011
Depreciation and amortization:
Brazil	$57,818	$47,659	$44,503
Caribbean division	28,663	26,164	20,052
NOLAD	28,597	26,628	25,670
SLAD	23,172	18,867	16,000
Total reportable segments	138,250	119,318	106,225
Corporate and others (i)	8,607	7,279	6,536
Purchase price allocation (ii)	(31,997)	(34,269)	(43,790)
Total depreciation and amortization	$114,860	$92,328	$68,971

Property and equipment expenditures:
Brazil	$127,743	$133,734	$142,111
Caribbean division	99,565	51,972	61,997
NOLAD	32,533	36,759	48,914
SLAD	51,337	69,672	64,256
Others	2,284	2,341	2,581
Total property and equipment expenditures	$313,462	$294,478	$319,859

20.Segment and geographic information (continued)

	As of December 31,
Total assets:	2013	2012
Brazil	$907,406	$921,003
Caribbean division	692,689	588,166
NOLAD	412,466	419,545
SLAD	340,795	343,727
Total reportable segments	2,353,356	2,272,441
Corporate and others (i)	114,016	109,636
Purchase price allocation (ii)	(287,113)	(332,914)
Total assets	$2,180,259	$2,049,163

(i) Primarily relates to corporate general and administrative expenses and assets. Corporate general and administrative expenses consist of home office support costs in areas such as facilities, finance, human resources, information technology, legal, marketing, restaurant operations, supply chain and training. Corporate assets primarily include corporate cash and cash equivalents, receivable with an independent logistic operator and guarantee deposits.

(ii) Relates to the purchase price allocation adjustment made at corporate level, which reduces the total assets and the corresponding depreciation and amortization.